Average Annual Total Returns (Invesco V.I. Technology Fund)	12 Months Ended
May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
BofA Merrill Lynch 100 Technology Index
Average Annual Total Returns
Label	BofA Merrill Lynch 100 Technology Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	18.78%
5 Years	4.66%
10 Years	(0.53%)
Lipper VUF Science & Technology Funds Category Average
Average Annual Total Returns
Label	Lipper VUF Science & Technology Funds Category Average
1 Year	20.51%
5 Years	6.20%
10 Years	(0.74%)
Series II shares, Invesco V.I. Technology Fund
Average Annual Total Returns
Label	Series II shares: Inception (04/30/04) [1]
Inception Date	Apr. 30, 2004
1 Year	21.03%
5 Years	4.48%
10 Years	(5.82%)

[1]	Series II shares performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Series I shares is May 20, 1997.